Noninterest Expense (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013		Dec. 31, 2012
Disclosure Noninterest Expense [Abstract]
Compensation	$ 3,630	$ 3,620		$ 3,531
Incentives	1,331	1,384		1,280
Employee benefits	884	1,015		950
Total staff	5,845	6,019		5,761
Professional, legal and other purchased services	1,339	1,252		1,222
Software	620	596		524
Net occupancy	610	629		593
Distribution and servicing	428	435		421
Furniture and equipment	322	337		331
Sub-custodian	286	280		269
Business development	268	317		275
Clearing	129	130		127
Communications	119	131		141
Other	783	768		726
Amortization of intangible assets	298	342	[1]	384
Litigation	953	24		488
Merger and integration and restructuring charges	177	46		71
Total noninterest expense	$ 12,177	$ 11,306		$ 11,333

[1]	Includes the reclassification of intangible assets associated with the Newton Private Clients business from Investment Management to the Other segment.